Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method, over the estimated useful lives, ranging generally from five to seven years. Expenditures for maintenance and repairs are charged to expense as incurred.

Property and equipment consisted of the following:

	September 30, 2015	December 31, 2014

Furniture and fixtures	$55,275	$50,391
Computers	32,485	24,174
Lab equipment	541,066	447,423

Total	628,826	521,988
Accumulated depreciation	(160,827)	(76,454)

Property and equipment, net	$467,999	$445,534

Depreciation expense was $30,436 and $22,952 for the three months ended September 30, 2015 and 2014, respectively. Depreciation expense was $84,373 and $41,850 for the nine months ended September 30, 2015 and 2014, respectively.

4.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method, over estimated useful lives, ranging generally from five to seven years. Expenditures for maintenance and repairs are charged to expense as incurred.

Property and equipment consisted of the following at:

	December 31,
	2014	2013

Furniture and fixtures	$50,391	$10,780
Computers	24,174	13,175
Lab equipment	447,423	39,357

Total	521,988	63,312
Accumulated depreciation	(76,454)	(9,559)

Property and equipment, net	$445,534	$53,753

Depreciation expense totaled $66,895 and $6,348 for the years ended December 31, 2014 and 2013, respectively.